Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

December 21, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add five new series, the YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF, is Post-Effective Amendment No. 151 and Amendment No. 154 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC